Financial Risk Management - Schedule of Maturity Dates of Financial Liabilities (Detail) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities		$ 571
Loans		10,581
Other liabilities	[1]	771
Accounts payable	[1]	2,232
Financial liabilities		14,155	$ 12,807	$ 11,405
0 - 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities		298
Loans		2,355
Other liabilities	[1]	398
Accounts payable	[1]	2,228
Financial liabilities		5,279
1 - 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities		159
Loans		2,006
Other liabilities	[1]	239
Accounts payable	[1]	1
Financial liabilities		2,405
2 - 3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities		53
Loans		1,445
Other liabilities	[1]	98
Accounts payable	[1]	0
Financial liabilities		1,596
3 - 4 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities		19
Loans		1,135
Other liabilities	[1]	16
Accounts payable	[1]	0
Financial liabilities		1,170
4 - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities		14
Loans		786
Other liabilities	[1]	15
Accounts payable	[1]	0
Financial liabilities		815
More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities		28
Loans		2,854
Other liabilities	[1]	5
Accounts payable	[1]	3
Financial liabilities		$ 2,890

[1]	Includes undiscounted contractual cash flows given that they do not differ significantly from their nominal values.